Share based compensation - Activity SOP 2020 (Details) - SOP 2020	12 Months Ended
	Dec. 31, 2021 Options $ / shares shares	Dec. 31, 2020 Options $ / shares
Number of awards
Unvested awards outstanding at beginning of period (shares) | Options	2,405,833
Forfeited during the period (shares) | Options	(145,000)
Unvested awards outstanding at end of period (shares) | Options	2,260,833	2,405,833
Weighted average remaining life (years)
Weighted average remaining life for unvested awards outstanding	1 year 4 months 24 days	2 years 4 months 24 days
Weighted average exercise price
Weighted average exercise price, unvested awards outstanding (per share) | $ / shares	$ 1.84	$ 1.84
Weighted average fair value
Unvested awards, fair value at beginning of period (per share) | $ / shares	1.72
Unvested awards, fair value at end of period (per share) | $ / shares	$ 2.08	$ 1.72
Number of potential additional grants | shares	1,708,907